Share Capital - Schedule of Declared Quarterly Dividends (Detail) - CAD / shares	3 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015
Equity [Abstract]
Dividends declared	CAD 0.0125	CAD 0.0125	CAD 0.0125	CAD 0.0125	CAD 0.0125	CAD 0.0525	CAD 0.0525	CAD 0.0525